STOCK OPTIONS AND WARRANTS (Details Textuals 4) (USD $)	6 Months Ended			1 Months Ended
	Jun. 30, 2012	Jun. 30, 2012 Officers and Directors	Jun. 30, 2012 Warrants	Mar. 31, 2012 Rights Officers and Directors	Mar. 30, 2012 Rights Officers and Directors	Mar. 30, 2012 Rights Warrants Shareholders
Class of Warrant or Right [Line Items]
Total number of rights entitled shareholders to subscribe						3,181,837
Subscription price			5.00			1.25
Total number of shares subscribed in the rights offering						1,014,032
Proceeds from the Rights Offering concluded March 30,2012	$ 731,639			$ 1,267,540	$ 1,267,540
Value of shares issued for cash				731,639	731,639
Number of shares issued for cash				585,311	585,311
Proceeds from the rights offering satisfied through the reduction of debt					535,901
Number of shares issued for repayment of debt				428,721	428,721
Due to officers and directors		$ 506,750		$ 506,750